INVESTMENT MANAGEMENT

Morgan Stanley Institutional Fund, Inc.
Emerging Markets Leaders Portfolio

SUMMARY PROSPECTUS  APRIL 30, 2015

Share Class and Ticker Symbols
Class I	Class A	Class L	Class C	Class IS
MELIX	MELAX	MELLX	MEMLX	MELSX

Before you invest, you may want to review the Portfolio's statutory prospectus ("Prospectus"), which contains more information about the Portfolio and its risks. You can find the Portfolio's Prospectus and other information about the Portfolio, including the Statement of Additional Information ("SAI") and the most recent annual and semiannual reports to shareholders, online at www.morganstanley.com/im. You can also get this information at no cost by calling toll-free 1-866-414-6349 or by sending an e-mail request to orders@mysummaryprospectus.com. The Portfolio's Prospectus and SAI, both dated April 30, 2015 (as may be supplemented from time to time), are incorporated by reference into this Summary Prospectus.

Objective

The Emerging Markets Leaders Portfolio (the "Portfolio") seeks long-term capital appreciation.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio purchased in a single transaction, together with the NAV of all Class A shares of other portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or Class A shares of other Morgan Stanley Multi-Class Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares"), amounts to $25,000 or more. More information about this combined purchase discount and other discounts is available from your authorized financial intermediary and in the section of the Prospectus entitled "Shareholder Information—Sales Charge Applicable to Purchases of Class A Shares."

Shareholder Fees (fees paid directly from your investment)

	Class I	Class A	Class L	Class C	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	5.25%	None	None	None
	Class I	Class A	Class L	Class C	Class IS
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	None	None[1]	None	1.00%[2]	None
Redemption Fee (as a percentage of the amount redeemed on redemptions made within 30 days of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class IS
Advisory Fee	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses[3]	0.64%	1.33%	1.03%	1.03%	0.63%
Total Annual Portfolio Operating Expenses*	1.54%	2.48%	2.68%	2.93%	1.53%
Fee Waiver and/or Expense Reimbursement*	0.34%	0.93%	0.63%	0.63%	0.38%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement*	1.20%	1.55%	2.05%	2.30%	1.15%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:

	1 Year	3 Years
Class I	$122	$381
Class A	$674	$989
Class L	$208	$643
Class C	$333	$718
Class IS	$117	$365

If You HELD Your Shares:

	1 Year	3 Years
Class I	$122	$381
Class A	$674	$989
Class L	$208	$643
Class C	$233	$718
Class IS	$117	$365

1  Investments that are not subject to any sales charges at the time of purchase are subject to a contingent deferred sales charge ("CDSC") of 1.00% that will be imposed if you sell your shares within 18 months after the last day of the month of purchase, except for certain specific circumstances. See "Shareholder Information—How to Redeem Portfolio Shares" for further information about the CDSC waiver categories.

2  The Class C CDSC is only applicable if you sell your shares within one year after purchase. See "Shareholder Information" for a complete discussion of the CDSC.

3  Other expenses have been estimated for the current fiscal year.

*  The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I, 1.55% for Class A, 2.05% for Class L, 2.30% for Class C and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least three years from the date of the applicable Emerging Markets Leaders Reorganization (as defined in the section of the Prospectus entitled "Fund Management—Advisory Fees") or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. Because the Portfolio had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Portfolio.

Principal Investment Strategies

The Adviser and the Portfolio's "Sub-Advisers," Morgan Stanley Investment Management Company ("MSIM Company") and Morgan Stanley Investment Management Limited ("MSIM Limited"), seek to achieve the Portfolio's investment objective by investing primarily in equity securities of companies located in emerging market countries.

The Adviser and/or Sub-Advisers generally use a fundamental bottom-up stock selection process informed by macro thematic research on overall emerging markets. The Adviser and/or

Sub-Advisers will employ this consistent and targeted approach seeking companies they expect to become leading companies in emerging markets as well as developed country domiciled companies where a large portion of the companies' growth is taking place in emerging market countries. The Adviser and/or Sub-Advisers seek to construct a focused portfolio of equity securities designed to take advantage of thematic opportunities in emerging markets by seeking to invest in companies that they believe have the potential to outperform emerging markets generally over the long-term.

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of issuers located in emerging market countries. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The Adviser and/or Sub-Advisers generally consider selling an investment when they determine the company no longer satisfies their investment criteria.

The equity securities in which the Portfolio may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Portfolio may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector.

For purposes of maintaining exposure of at least 80% of the Portfolio's assets to equity securities of companies located in emerging market countries, the Portfolio may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies located in emerging market countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Portfolio may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Portfolio will be counted toward the Portfolio's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective, and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

•  Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. In addition, investments in certain foreign markets, which have historically been considered stable, may become more volatile and subject to increased risk due to ongoing developments and changing conditions in such markets. Moreover, the growing interconnectivity of global economies and financial markets has increased the probability that adverse developments and conditions in one country or region will affect the stability of economies and financial markets in other countries or regions. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio's ability to purchase or sell securities or groups of securities for a substantial period of time, and may make the Portfolio's investments in such securities harder to value. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. The governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. When the Portfolio holds illiquid investments, its portfolio may be harder to value. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments in foreign issuers may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates. To the extent hedged by the use of foreign currency forward exchange contracts, the precise matching of the foreign currency forward exchange contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. There is additional risk that such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken and that foreign currency forward exchange contracts create exposure to currencies in which the Portfolio's securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

•  Small and Medium Capitalization Companies. Investments in small and medium capitalization companies may involve greater risk than investments in larger, more established companies. The securities issued by small and medium capitalization companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

•  Liquidity. The Portfolio's investments in illiquid securities may entail greater risk than investments in other types of securities. These securities may be more difficult to sell, particularly in times of market turmoil. Additionally, the market for certain investments deemed liquid at the time of purchase may become illiquid under adverse market or economic conditions. Illiquid securities may be more difficult to value. If the Portfolio is forced to sell an illiquid security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss.

•  Derivatives. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Pursuant to an agreement and plan of reorganization, between the Fund, on behalf of the Portfolio, and Morgan Stanley Emerging Markets Leaders Fund (Cayman) LP, a private fund managed by the Adviser (the "Private Fund"), on January 6, 2015, the Portfolio acquired substantially all of the assets and liabilities of the Private Fund in exchange for shares of the Portfolio (the "Emerging Markets Leaders Reorganization"). The Private Fund commenced operations on June 30, 2011, and had an investment objective, policies, and strategies that were, in all material respects, the same as those of the Portfolio, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Portfolio. However, the Private Fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and therefore was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance.

The Portfolio adopted the performance history of the Private Fund. As a result, the historical performance information shown below reflects, for the periods prior to the Emerging Markets Leaders Reorganization, the historical performance of the Private Fund. The performance of the Private Fund has been restated to reflect any applicable sales charge but is otherwise not adjusted to reflect differences in expenses between the Private Fund and each Class, as applicable.

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing the Portfolio's Class I shares' performance from year to year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes, which is shown in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class A and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns*—Calendar Years

*Performance shown for the Portfolio's Class I shares reflects the performance of the limited partnership interests of the Private Fund.

High Quarter	3/31/12	13.89%
Low Quarter	6/30/12	–4.94%

Average Annual Total Returns1
(for the calendar periods ended December 31, 2014)

	Past One Year	Since Inception
Class I1 (commenced operations on 06/30/11)
Return before Taxes	–1.80%	2.86%
Return after Taxes on Distributions	–1.80%	2.86%
Return after Taxes on Distributions and Sale of Portfolio Shares	–1.02%	2.20%
Class A1 (commenced operations on 06/30/11)
Return before Taxes	–6.98%	1.29%
Class L1
Return before Taxes	N/A	N/A
Class C† (commenced operations on 4/30/15)
Return before Taxes	N/A	N/A
	Past One Year	Since Inception
Class IS1 (commenced operations on 6/30/11)
Return before Taxes	–1.80%	2.86%
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)[2]	–2.19%	–2.63%[4]
Lipper Emerging Markets Funds Index (reflects no deductions for taxes)[3]	–2.66%	–1.80%[4]

†  Class C shares of the Portfolio had not commenced investment operations as of December 31, 2014. Upon completion of a full calendar year of investment operations by Class C shares of the Portfolio, this table will include Class C shares' average annual total returns (before taxes).

1  Performance shown for the Portfolio's Class I, Class A and Class IS shares reflects the performance of the limited partnership interests of the Private Fund, adjusted to reflect any applicable sales charge of the Class, but not adjusted for any other differences in expenses. If adjusted for other expenses, returns would be different. As of the date of the Prospectus, the Fund has not commenced offering Class L shares of the Portfolio.

2  The MSCI Emerging Markets Net Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI Emerging Markets Net Index currently consists of 23 emerging market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. It is not possible to invest directly in an index.

3  The Lipper Emerging Markets Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Emerging Markets Funds classification. There are currently 30 funds represented in this Index.

4  Since Inception reflects the inception date of the Private Fund (i.e., June 30, 2011).

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Fund Management

Adviser. Morgan Stanley Investment Management Inc.

Sub-Advisers. Morgan Stanley Investment Management Company and Morgan Stanley Investment Management Limited.

Portfolio Manager. The Portfolio is managed by members of the Emerging Markets Equity team. Information about the member primarily responsible for the day-to-day management of the Portfolio is shown below:

Name	Title with Sub-Adviser(s)	Date Began Managing Portfolio
Ashutosh Sinha	Managing Director of MSIM Company	Since inception

Purchase and Sale of Portfolio Shares

Class L shares of the Portfolio are not being offered at this time. You do not currently have the option of purchasing Class L shares.

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for each of Class A and Class C shares of the Portfolio. To purchase Class IS shares, an investor must meet a minimum initial investment of $10,000,000 or be a defined contribution, defined benefit or other employer sponsored employee benefit plan with minimum plan assets of $250,000,000, whether or not qualified under the Internal Revenue Code of 1986, as amended (the "Code"), in each case subject to the discretion of the Adviser. The minimum initial investment may be waived for certain investments. For more information, please refer to the section of the Prospectus entitled "Shareholder Information—Minimum Investment Amounts."

Shares of the Portfolio may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly from the Fund by mail (c/o Boston Financial Data Services, Inc., P.O. Box 219804, Kansas City, MO 64121-9804), by telephone

(1-800-548-7786) or by contacting an authorized third-party, such as a broker-dealer or other financial intermediary that has entered into a selling agreement with the Portfolio's "Distributor," Morgan Stanley Distribution, Inc. (each a "Financial Intermediary"). In addition, you can sell Portfolio shares at any time by enrolling in a systematic withdrawal plan. If you sell Class A shares or Class C shares, your net sale proceeds are reduced by the amount of any applicable CDSC. For more information, please refer to the sections of the Prospectus entitled "Shareholder Information—How To Purchase Portfolio Shares" and "—How To Redeem Portfolio Shares."

Tax Information

The Portfolio intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Portfolio through a Financial Intermediary (such as a bank), the Adviser and/or the Distributor may pay the Financial Intermediary for the sale of Portfolio shares and related services. These payments, which may be significant in amount, may create a conflict of interest by influencing the Financial Intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your Financial Intermediary's web site for more information.

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